Segmeng Reporting	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENG REPORTING
19.	SEGMENG REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

As of June 30, 2021, the Company had three segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT, distribution of dark tea products conducted by 39Pu and to-be launched blockchain business conducted by Hunan BTB.

As of June 30, 2020, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT and distribution of dark tea products conducted by 39Pu.

The following tables present the summary of each segment’s revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the years ended June 30, 2021, 2020 and 2019:

	For the year ended June 30, 2021
	Tea shop chains	Distribution of dark tea products	Blockchain business	Unallocated	Total
Revenues	$358,515	$5,353,166	$-	$-	$5,711,681
Operating expenses	$992,884	$1,619,508	$63,949	$7,722,760	$10,399,101
Net income (loss) from continuing operations before income taxes	$(600,542)	$328,751	$16,044	$(7,641,725)	$(7,897,572)
Net income (loss)	$(600,652)	$183,210	$16,044	$(7,641,725)	$(8,043,113)

	For the year ended June 30, 2020
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$448,000	$417,705	$-	$865,705
Operating expenses	$(1,594,906)	$(426,655)	$(792,075)	$(2,813,636)
Net loss from continuing operations before income taxes	$(1,558,038)	$(32,301)	$(532,088)	$(2,122,427)
Net loss	$(1,558,038)	$(16,474)	$(532,088)	$(2,106,600)

	For the year ended June 30, 2019
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$401,814	$-	$-	$401,814
Operating expenses	$(2,202,161)	$-	$-	$(2,202,161)
Net loss from continuing operations before income taxes	$(932,863)	$-	$-	$(932,863)
Net income from discontinued operations before income taxes	$28,488,305	$-	$-	$28,488,305
Net income	$27,555,442	$-	$-	$27,555,442